Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 33,005,229	£ 25,812,941	£ 25,812,941
Ending balance	32,632,229	33,005,229	25,812,941
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005,229	25,812,941	25,812,941
Additions		7,192,288
Ending balance	33,005,229	33,005,229	25,812,941
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Revision to estimated value	(373,000)
Impairment		£ 0	£ 0
Ending balance	£ (373,000)